28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Investment-related donations and subsidies	R$ 1,857	R$ 1,857	R$ 1,857
Goodwill on issuance of shares	394	394	69
Shares in treasury	(1)	(1)	(1)
Capital reserves and shares in Treasury	2,250	2,250	1,925
Legal reserve	853	853	853
Statutory reserve	57	57	57
Retained earnings reserve	5,500	3,965	3,341
Unrealized profit reserve	835
Incentive tax reserve	85	67	58
Reserve for mandatory dividends not distributed		1,420	1,420
Profit reserves	R$ 8,750	R$ 6,362	R$ 5,729